SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Significant Accounting Policies [Line Items]
Interest expenses incurred	$ 133,594	$ 144,806	$ 141,977
Interest expenses capitalized	$ 0	15,239	49,619
Land use rights, estimated useful life	40 years
Maximum deposits recognizing period	1 year
Advertising and promotional costs	$ 33,165	22,668	3,692
Percentage of tax benefit greater than likelihood	50.00%
Impairment losses recognized on property and equipment	$ 0	0	0
Other Assets, Current	3,266	3,565
Prepaid Expense, Current	$ 25,874	35,432
Internal-use Software [Member]
Schedule Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Advance Customer Deposits and Ticket Sales [Member]
Schedule Of Significant Accounting Policies [Line Items]
Advance customer deposits and ticket sales	$ 5,644	4,432	$ 1,793
Decrease in advance customer deposits and ticket sales	$ 1,212	$ 2,639
Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Amortization writeoff of Gaming Assets	2 years
Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Amortization writeoff of Gaming Assets	10 years